UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MAY 31, 2008

Legg Mason Partners

U.S. Large Cap Equity Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month period ended May 31, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that first quarter 2008 GDP growth was a modest 1.0%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first five months of 2008 and the unemployment rate rose to 5.5% in May, its highest level since October 2004.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the six-month period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the six-month period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of May 31, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also

Legg Mason Partners U.S. Large Cap Equity Fund	I

Letter from the chairman continued

increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the six-month period ended May 31, 2008. Stock prices fell during the first four months of the period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. might skirt a recession and that corporate profits would rebound as the year progressed. All told, the S&P 500 Indexiv returned -4.47% over the six-month period ended May 31, 2008.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcapv, Russell 1000vi and Russell 2000vii Indexes returned 0.14%, -3.78% and -1.87%, respectively, during the six-month period ended May 31, 2008. From an investment style perspective, growth stocks outperformed value stocks on a relative basis, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning -2.37% and -5.02%, respectively.

Performance review

Since its inception on April 30, 2008 through May 31, 2008, Class IS shares of Legg Mason Partners U.S. Large Cap Equity Fund, excluding sales charges, returned 2.89%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned 1.83% over the same time frame.

II	Legg Mason Partners U.S. Large Cap Equity Fund

PERFORMANCE SNAPSHOT as of May 31, 2008 (excluding sales charges) (unaudited)
SINCE FUND INCEPTION*
U.S. Large Cap Equity Fund — Class IS Shares	2.89%
Russell 1000 Index	1.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class A shares returned 2.89%, Class C shares returned 2.81%, Class FI shares returned 2.89%, Class R shares returned 2.81% and Class I shares returned 2.89% over the period from April 30, 2008 through May 31, 2008. The Fund does not currently offer Class A, Class C, Class FI, Class R or Class I shares for purchase. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*The Fund’s inception date is April 30, 2008.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class IS, Class A, Class C, Class FI, Class R and Class I shares were 1.00%, 1.35%, 2.10%, 1.35%, 1.60% and 1.10%, respectively.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.80% for Class IS shares, 1.05% for Class A shares, 1.80% for Class C shares, 1.05% for Class FI shares, 1.30% for Class R shares and 0.80% for Class I shares. These expense limitations may be reduced or terminated at any time.

The Fund does not currently offer Class A, Class C, Class FI, Class R or Class I shares for purchase.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners U.S. Large Cap Equity Fund	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 27, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Common stocks are subject to market fluctuations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investments in real estate investment trusts (“REITs”) expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

IV	Legg Mason Partners U.S. Large Cap Equity Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — May 31, 2008

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 30, 2008 (inception date) and held for the period ended May 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class IS	2.89%	$1,000.00	$1,028.90	0.80%	$0.69
Class A	2.89	1,000.00	1,028.90	1.05	0.90
Class C	2.81	1,000.00	1,028.10	1.80	1.55
Class FI	2.89	1,000.00	1,028.90	1.05	0.90
Class R	2.81	1,000.00	1,028.10	1.30	1.12
Class I	2.89	1,000.00	1,028.90	0.80	0.69

[1]	For the period April 30, 2008 (inception date) to May 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class IS	5.00%	$1,000.00	$1,003.56	0.80%	$0.68
Class A	5.00	1,000.00	1,003.35	1.05	0.89
Class C	5.00	1,000.00	1,002.71	1.80	1.53
Class FI	5.00	1,000.00	1,003.35	1.05	0.89
Class R	5.00	1,000.00	1,003.13	1.30	1.10
Class I	5.00	1,000.00	1,003.56	0.80	0.68

[1]	For the period April 30, 2008 (inception date) to May 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2008

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 97.5%
CONSUMER DISCRETIONARY — 7.1%
	Auto Components — 0.5%
170	Autoliv, Inc.	$9,294
590	Goodyear Tire & Rubber Co.*	14,992
	Total Auto Components	24,286
	Automobiles — 0.2%
160	DaimlerChrysler AG	12,165
	Diversified Consumer Services — 0.3%
1,400	Service Corporation International	14,980
	Hotels, Restaurants & Leisure — 1.3%
880	Burger King Holdings Inc.	25,124
360	International Speedway Corp., Class A Shares	15,977
470	McDonald’s Corp.	27,880
	Total Hotels, Restaurants & Leisure	68,981
	Household Durables — 0.4%
170	Snap-on Inc.	10,526
260	Tupperware Brands Corp.	9,958
	Total Household Durables	20,484
	Leisure Equipment & Products — 0.5%
640	Hasbro Inc.	23,194
	Media — 1.8%
500	Comcast Corp., Class A Shares	11,250
340	E.W. Scripps Co., Class A Shares	16,014
1,170	Time Warner Inc.	18,579
390	Viacom Inc., Class B Shares*	13,970
940	Walt Disney Co.	31,584
	Total Media	91,397
	Multiline Retail — 0.2%
190	Target Corp.	10,138
	Specialty Retail — 1.3%
360	Advance Auto Parts Inc.	14,508
310	Aeropostale Inc.*	10,831
100	AutoZone Inc.*	12,656
350	Home Depot Inc.	9,576
520	Ross Stores Inc.	19,043
	Total Specialty Retail	66,614
	Textiles, Apparel & Luxury Goods — 0.6%
370	Hanesbrands Inc.*	12,210

See Notes to Financial Statements.

4	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Textiles, Apparel & Luxury Goods — 0.6% continued
300	NIKE Inc., Class B Shares	$20,511
	Total Textiles, Apparel & Luxury Goods	32,721
	TOTAL CONSUMER DISCRETIONARY	364,960
CONSUMER STAPLES — 9.5%
	Beverages — 2.2%
1,130	Coca-Cola Co.	64,704
1,000	Constellation Brands Inc., Class A Shares*	21,320
370	PepsiCo Inc.	25,271
	Total Beverages	111,295
	Food & Staples Retailing — 3.1%
330	BJ’s Wholesale Club Inc.*	13,032
740	CVS Corp.	31,664
890	Safeway Inc.	28,364
1,220	Wal-Mart Stores Inc.	70,443
430	Walgreen Co.	15,489
	Total Food & Staples Retailing	158,992
	Food Products — 1.4%
340	Archer-Daniels-Midland Co.	13,498
1,740	Del Monte Foods Co.	15,156
320	Hormel Foods Corp.	12,093
330	Kraft Foods Inc., Class A Shares	10,718
620	Unilever NV	20,311
	Total Food Products	71,776
	Household Products — 1.0%
780	Procter & Gamble Co.	51,519
	Personal Products — 0.6%
330	Estee Lauder Cos. Inc., Class A Shares	15,708
420	Herbalife Ltd.	16,187
	Total Personal Products	31,895
	Tobacco — 1.2%
880	Altria Group Inc.	19,589
790	Philip Morris International Inc.	41,601
	Total Tobacco	61,190
	TOTAL CONSUMER STAPLES	486,667
ENERGY — 16.0%
	Energy Equipment & Services — 3.3%
450	Halliburton Co.	21,861
550	Nabors Industries Ltd.*	23,122
590	Noble Corp.	37,253
330	Oil States International Inc.*	19,279

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

May 31, 2008

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Energy Equipment & Services — 3.3% continued
500	Rowan Cos. Inc.	$22,075
230	Schlumberger Ltd.	23,260
160	Transocean Inc.*	24,030
	Total Energy Equipment & Services	170,880
	Oil, Gas & Consumable Fuels — 12.7%
230	Anadarko Petroleum Corp.	17,243
190	Apache Corp.	25,471
230	Arch Coal Inc.	14,929
300	Chesapeake Energy Corp.	16,431
1,130	Chevron Corp.	112,040
1,000	Denbury Resources Inc.*	34,030
230	Devon Energy Corp.	26,666
1,730	El Paso Corp.	33,822
160	EnCana Corp.	14,459
120	EOG Resources Inc.	15,436
2,620	Exxon Mobil Corp.	232,551
240	Hess Corp.	29,474
180	Noble Energy Inc.	17,541
490	Occidental Petroleum Corp.	45,046
620	Spectra Energy Corp.	16,752
	Total Oil, Gas & Consumable Fuels	651,891
	TOTAL ENERGY	822,771
FINANCIALS — 11.9%
	Capital Markets — 2.3%
230	Bank of New York Mellon Corp.	10,242
200	Goldman Sachs Group Inc.	35,282
260	Investment Technology Group Inc.*	10,946
150	Merrill Lynch & Co. Inc.	6,588
310	Morgan Stanley	13,711
340	Northern Trust Corp.	25,840
210	State Street Corp.	15,124
	Total Capital Markets	117,733
	Commercial Banks — 1.9%
220	Credicorp Ltd.	18,361
230	Cullen/Frost Bankers Inc.	12,857
380	Royal Bank of Canada	19,460
370	U.S. Bancorp	12,280
350	Wachovia Corp.	8,330
940	Wells Fargo & Co.	25,916
	Total Commercial Banks	97,204

See Notes to Financial Statements.

6	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Consumer Finance — 0.5%
210	American Express Co.	$9,734
820	Discover Financial Services	14,063
	Total Consumer Finance	23,797
	Diversified Financial Services — 2.1%
740	Bank of America Corp.	25,168
970	Citigroup Inc.	21,233
1,190	JPMorgan Chase & Co.	51,170
340	Nasdaq Stock Market Inc.*	11,910
	Total Diversified Financial Services	109,481
	Insurance — 3.5%
390	ACE Ltd.	23,427
270	AFLAC Inc.	18,125
490	American International Group Inc.	17,640
220	Arch Capital Group Ltd.*	15,479
230	Assurant Inc.	15,647
290	Chubb Corp.	15,591
40	Fairfax Financial Holdings Ltd.	10,977
360	Loews Corp.	17,845
290	MetLife Inc.	17,409
360	Travelers Cos. Inc.	17,932
430	Unum Group	10,354
	Total Insurance	180,426
	Real Estate Investment Trusts (REITs) — 1.1%
1,530	Annaly Capital Management Inc.	27,249
390	Hospitality Properties Trust	12,090
190	Public Storage Inc.	16,745
	Total Real Estate Investment Trusts (REITs)	56,084
	Real Estate Management & Development — 0.1%
200	St. Joe Co.*	7,676
	Thrifts & Mortgage Finance — 0.4%
1,050	Hudson City Bancorp Inc.	18,690
	TOTAL FINANCIALS	611,091
HEALTH CARE — 11.4%
	Biotechnology — 1.7%
240	Amgen Inc.*	10,567
330	Biogen Idec Inc.*	20,707
270	BioMarin Pharmaceutical Inc.*	10,306
160	Cephalon Inc.*	10,834
310	Charles River Laboratories International Inc.*	19,927

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

May 31, 2008

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Biotechnology — 1.7% continued
300	Gilead Sciences Inc.*	$16,596
	Total Biotechnology	88,937
	Health Care Equipment & Supplies — 1.7%
200	Baxter International Inc.	12,220
200	Beckman Coulter, Inc.	13,878
310	Hospira Inc.*	13,001
260	Medtronic Inc.	13,174
520	St. Jude Medical Inc.*	21,190
270	Thermo Fisher Scientific Inc.*	15,936
	Total Health Care Equipment & Supplies	89,399
	Health Care Providers & Services — 1.5%
410	Aetna Inc.	19,336
230	CIGNA Corp.	9,338
2,440	Health Management Associates Inc., Class A Shares*	18,934
270	Humana Inc.*	13,783
460	UnitedHealth Group Inc.	15,737
	Total Health Care Providers & Services	77,128
	Life Sciences Tools & Services — 0.9%
660	Invitrogen Corp.*	30,334
480	PerkinElmer Inc.	13,574
	Total Life Sciences Tools & Services	43,908
	Pharmaceuticals — 5.6%
570	Abbott Laboratories	32,120
930	Bristol-Myers Squibb Co.	21,195
420	Eli Lilly & Co.	20,219
820	Endo Pharmaceuticals Holdings Inc.*	20,205
910	Johnson & Johnson	60,733
1,640	King Pharmaceuticals Inc.*	16,826
690	Merck & Co. Inc.	26,882
2,780	Pfizer Inc.	53,821
740	Watson Pharmaceuticals Inc.*	21,134
340	Wyeth	15,120
	Total Pharmaceuticals	288,255
	TOTAL HEALTH CARE	587,627
INDUSTRIALS — 10.9%
	Aerospace & Defense — 2.8%
180	Boeing Co.	14,899
200	General Dynamics Corp.	18,430
190	Goodrich Corp.	12,314
470	Honeywell International Inc.	28,021

See Notes to Financial Statements.

8	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Aerospace & Defense — 2.8% continued
170	Lockheed Martin Corp.	$18,605
230	Raytheon Co.	14,688
490	United Technologies Corp.	34,809
	Total Aerospace & Defense	141,766
	Air Freight & Logistics — 0.6%
260	Ryder System Inc.	19,092
140	United Parcel Service Inc., Class B Shares	9,943
	Total Air Freight & Logistics	29,035
	Commercial Services & Supplies — 0.9%
1,020	Allied Waste Industries Inc.*	13,739
140	Brink’s Co.	10,147
190	Manpower Inc.	11,970
330	R.R. Donnelley & Sons Co.	10,834
	Total Commercial Services & Supplies	46,690
	Construction & Engineering — 0.4%
110	Fluor Corp.	20,520
	Electrical Equipment — 0.3%
290	Emerson Electric Co.	16,872
	Industrial Conglomerates — 2.1%
270	3M Co.	20,941
1,950	General Electric Co.	59,904
290	Walter Industries Inc.	27,040
	Total Industrial Conglomerates	107,885
	Machinery — 2.3%
210	AGCO Corp.*	12,690
340	Caterpillar Inc.	28,098
240	Deere & Co.	19,522
220	Harsco Corp.	13,930
330	Manitowoc Co. Inc.	12,837
230	Parker Hannifin Corp.	19,474
180	Terex Corp.*	12,843
	Total Machinery	119,394
	Marine — 0.2%
120	DryShips Inc.	11,256
	Road & Rail — 1.0%
150	Burlington Northern Santa Fe Corp.	16,958
250	CSX Corp.	17,265
220	Union Pacific Corp.	18,108
	Total Road & Rail	52,331

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

May 31, 2008

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Trading Companies & Distributors — 0.3%
810	United Rentals Inc.*	$16,678
	TOTAL INDUSTRIALS	562,427
INFORMATION TECHNOLOGY — 18.1%
	Communications Equipment — 2.9%
910	ADC Telecommunications Inc.*	14,323
1,780	Brocade Communications Systems Inc.*	14,347
2,000	Cisco Systems Inc.*	53,440
960	Corning Inc.	26,247
290	Harris Corp.	19,076
410	QUALCOMM Inc.	19,901
	Total Communications Equipment	147,334
	Computers & Peripherals — 5.9%
250	Apple Inc.*	47,187
810	Dell Inc.*	18,679
650	EMC Corp.*	11,336
1,550	Hewlett-Packard Co.	72,943
790	International Business Machines Corp.	102,250
590	NCR Corp.*	15,611
880	Western Digital Corp.*	33,026
	Total Computers & Peripherals	301,032
	Electronic Equipment & Instruments — 0.7%
990	Flextronics International Ltd.*	10,603
450	Tech Data Corp.*	16,466
1,080	Vishay Intertechnology Inc.*	10,886
	Total Electronic Equipment & Instruments	37,955
	Internet Software & Services — 1.0%
90	Google Inc., Class A Shares*	52,722
	IT Services — 0.8%
330	Accenture Ltd., Class A Shares	13,471
350	Computer Sciences Corp.*	17,202
250	Hewitt Associates Inc., Class A Shares*	9,790
	Total IT Services	40,463
	Semiconductors & Semiconductor Equipment — 1.8%
2,710	Intel Corp.	62,818
1,290	Teradyne Inc.*	17,725
340	Texas Instruments Inc.	11,043
	Total Semiconductors & Semiconductor Equipment	91,586
	Software — 5.0%
400	Amdocs Ltd.*	12,924
580	BMC Software Inc.*	23,258

See Notes to Financial Statements.

10	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Software — 5.0% continued
910	Cadence Design Systems Inc.*	$10,574
630	Check Point Software Technologies Ltd.*	15,643
4,010	Microsoft Corp.	113,563
2,230	Oracle Corp.*	50,933
520	Sybase Inc.*	16,651
730	Symantec Corp.*	15,863
	Total Software	259,409
	TOTAL INFORMATION TECHNOLOGY	930,501
MATERIALS — 5.5%
	Chemicals — 3.1%
160	Agrium Inc.	13,987
290	Celanese Corp.	14,123
100	CF Industries Holdings Inc.	13,690
250	Dow Chemical Co.	10,100
420	E.I. du Pont de Nemours & Co.	20,122
250	Monsanto Co.	31,850
240	Mosaic Co.*	30,077
70	Potash Corporation of Saskatchewan Inc.	13,935
330	Terra Industries Inc.	14,398
	Total Chemicals	162,282
	Containers & Packaging — 0.3%
480	Crown Holdings Inc.*	13,848
	Metals & Mining — 2.1%
440	Alcoa Inc.	17,860
160	Cleveland-Cliffs Inc.	17,072
210	Freeport-McMoRan Copper & Gold Inc., Class B Shares	24,299
240	Newmont Mining Corp.	11,407
200	Nucor Corp.	14,960
590	Steel Dynamics Inc.	21,299
	Total Metals & Mining	106,897
	TOTAL MATERIALS	283,027
TELECOMMUNICATION SERVICES — 4.0%
	Diversified Telecommunication Services — 4.0%
2,620	AT&T Inc.	104,538
320	Embarq Corp.	15,142
1,470	Verizon Communications Inc.	56,551
2,160	Windstream Corp.	28,815
	TOTAL TELECOMMUNICATION SERVICES	205,046

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

May 31, 2008

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

UTILITIES — 3.1%
	Electric Utilities — 1.2%
400	American Electric Power Co. Inc.	$16,932
290	Edison International	15,437
120	Exelon Corp.	10,560
620	Pepco Holdings Inc.	16,765
	Total Electric Utilities	59,694
	Gas Utilities — 0.2%
390	UGI Corp.	10,522
	Independent Power Producers & Energy Traders — 0.3%
690	Reliant Energy, Inc.*	17,636
	Multi-Utilities — 1.4%
270	Alliant Energy Corp.	10,136
360	MDU Resources Group, Inc.	11,891
480	OGE Energy Corp.	16,104
390	SCANA Corp.	15,655
860	Xcel Energy Inc.	18,326
	Total Multi-Utilities	72,112
	TOTAL UTILITIES	159,964
	TOTAL INVESTMENTS — 97.5% (Cost — $4,879,548#)	5,014,081
	Other Assets in Excess of Liabilities — 2.5%	129,681
	TOTAL NET ASSETS — 100.0%	$5,143,762

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2008

ASSETS:
Investments, at value (Cost — $4,879,548)	$5,014,081
Cash	41,626
Receivable for securities sold	82,767
Dividends receivable	8,453
Receivable from investment manager	6,205
Prepaid expenses	24,454
Total Assets	5,177,586
LIABILITIES:
Payable for securities purchased	23,987
Distribution fees payable	173
Trustees’ fees payable	46
Accrued expenses	9,618
Total Liabilities	33,824
TOTAL NET ASSETS	$5,143,762
NET ASSETS:
Par value (Note 6)	$4
Paid-in capital in excess of par value	4,999,996
Undistributed net investment income	5,996
Accumulated net realized gain on investments	3,233
Net unrealized appreciation on investments	134,533
TOTAL NET ASSETS	$5,143,762
Shares Outstanding:
Class IS	394,736
Class A	8,772
Class C	8,772
Class FI	8,772
Class R	8,772
Class I	8,772
Net Asset Value:
Class IS (and redemption price)	$11.73
Class A (and redemption price)	$11.73
Class C1	$11.72
Class FI (and redemption price)	$11.73
Class R (and redemption price)	$11.72
Class I (and redemption price)	$11.73
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.45
[1]	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	13

Statement of operations (unaudited)

For the Period Ended May 31, 2008†

INVESTMENT INCOME:
Dividends	$8,636
Interest	1,065
Less: Foreign taxes withheld	(72)
Total Investment Income	9,629
EXPENSES:
Audit and tax	4,549
Investment management fee (Note 3)	3,243
Shareholder reports (Note 5)	2,898
Legal fees	1,449
Custody fees	203
Distribution fees (Notes 3 and 5)	173
Trustees’ fees	46
Transfer agent fees (Note 5)	13
Miscellaneous expenses	507
Total Expenses	13,081
Less: Fee waivers and/or expense reimbursements (Note 3)	(9,448)
Net Expenses	3,633
NET INVESTMENT INCOME	5,996
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 4):
Net Realized Gain From Investment Transactions	3,233
Change in Net Unrealized Appreciation/Depreciation from Investments	134,533
Net Gain on Investments	137,766
INCREASE IN NET ASSETS FROM OPERATIONS	$143,762

†	For the period April 30, 2008 (inception date) to May 31, 2008.

See Notes to Financial Statements.

14	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE PERIOD ENDED MAY 31, 2008† (unaudited)	2008
OPERATIONS:
Net investment income	$5,996
Net realized gain	3,233
Change in net unrealized appreciation/depreciation	134,533
Increase in Net Assets From Operations	143,762
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	5,000,000
Increase in Net Assets From Fund Share Transactions	5,000,000
INCREASE IN NET ASSETS	5,143,762
NET ASSETS:
Beginning of period	—
End of period*	$5,143,762
* Includes undistributed net investment income of:	$5,996

†	For the period April 30, 2008 (inception date) to May 31, 2008.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	15

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS IS SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain	0.32
Total income from operations	0.33
NET ASSET VALUE, END OF PERIOD	$11.73
Total return[3]	2.89%
NET ASSETS, END OF PERIOD (000s)	$4,629
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	2.96%
Net expenses[4,5,6]	0.80
Net investment income[4]	1.43
PORTFOLIO TURNOVER RATE	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to May 31, 2008.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.80%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain	0.32
Total income from operations	0.33
NET ASSET VALUE, END OF PERIOD	$11.73
Total return[3]	2.89%
NET ASSETS, END OF PERIOD (000s)	$103
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	3.42%
Net expenses[4,5,6]	1.05
Net investment income[4]	1.18
PORTFOLIO TURNOVER RATE	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to May 31, 2008.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.05%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.00 [3]
Net realized and unrealized gain	0.32
Total income from operations	0.32
NET ASSET VALUE, END OF PERIOD	$11.72
Total return[4]	2.81%
NET ASSETS, END OF PERIOD (000s)	$103
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	4.18%
Net expenses[5,6,7]	1.80
Net investment income[5]	0.43
PORTFOLIO TURNOVER RATE	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to May 31, 2008.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.80%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS FI SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain	0.32
Total income from operations	0.33
NET ASSET VALUE, END OF PERIOD	$11.73
Total return[3]	2.89%
NET ASSETS, END OF PERIOD (000s)	$103
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	3.42%
Net expenses[4,5,6]	1.05
Net investment income[4]	1.18
PORTFOLIO TURNOVER RATE	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to May 31, 2008.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.05%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain	0.31
Total income from operations	0.32
NET ASSET VALUE, END OF PERIOD	$11.72
Total return[3]	2.81%
NET ASSETS, END OF PERIOD (000s)	$103
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	3.68%
Net expenses[4,5,6]	1.30
Net investment income[4]	0.93
PORTFOLIO TURNOVER RATE	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to May 31, 2008.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.30%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain	0.32
Total income from operations	0.33
NET ASSET VALUE, END OF PERIOD	$11.73
Total return[3]	2.89%
NET ASSETS, END OF PERIOD (000s)	$103
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	3.17%
Net expenses[4,5,6]	0.80
Net investment income[4]	1.43
PORTFOLIO TURNOVER RATE	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to May 31, 2008.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.80%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(d) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

22	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	5/31/08	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$5,014,081	$5,014,081	—	—
Other Financial Instruments*	—	—	—	—
Total	$5,014,081	$5,014,081	—	—

*	Other financial instruments include options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegates to Batterymarch the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

During the period ended May 31, 2008, the Fund’s Class IS, A, C, FI, R and I shares had voluntary expense limitations in place of 0.80%, 1.05%, 1.80%, 1.05%, 1.30% and 0.80%, respectively.

24	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

During the period ended May 31, 2008, LMPFA waived a portion of its management fee in the amount of $9,448.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended May 31, 2008, LMIS and its affiliates did not receive sales charges on sales of the Fund’s Class A shares. In addition, for the period ended May 31, 2008, there were no CDSCs paid to LMIS and its affiliates.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the period ended May 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,975,643
Sales	99,327

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$205,062
Gross unrealized depreciation	(70,529)
Net unrealized appreciation	$134,533

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and R shares calculated at the annual rate of 0.75% and 0.25%, of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the period ended May 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES[1]	TRANSFER AGENT FEES[1]	SHAREHOLDER REPORTS EXPENSES[1]
Class IS	—	$2	$2,535
Class A	$22	3	72
Class C	86	2	72
Class FI	22	2	73
Class R	43	2	73
Class I	—	2	73
Total	$173	$13	$2,898

[1]	For the period April 30, 2008 (inception) to May 31, 2008.

6. Shares of beneficial interest

At May 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	PERIOD ENDED MAY 31, 2008[1]
	SHARES	AMOUNT
Class IS
Shares sold	394,736	$4,500,000
Net increase	394,736	$4,500,000
Class A
Shares sold	8,772	$100,000
Net increase	8,772	$100,000
Class C
Shares sold	8,772	$100,000
Net increase	8,772	$100,000

[1]	For the period April 30, 2008 (inception date) to May 31, 2008.

26	Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report

	PERIOD ENDED MAY 31, 2008[1]
	SHARES	AMOUNT
Class FI
Shares sold	8,772	$100,000
Net increase	8,772	$100,000
Class R
Shares sold	8,772	$100,000
Net increase	8,772	$100,000
Class I
Shares sold	8,772	$100,000
Net increase	8,772	$100,000

[1]	For the period April 30, 2008 (inception date) to May 31, 2008.

7. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners U.S. Large Cap Equity Fund 2008 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Fund's Board of Trustees, the Board considered the initial approval for a two-year period of the Fund's management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the "Manager") provides the Fund with investment advisory and administrative services, and the Fund's sub-advisory agreement, pursuant to which Batterymarch Financial Management, Inc. (the "Sub-Adviser") provides day-to-day management of the Fund's portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the "Agreements.") The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees")) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund's distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively. The Trustees also considered the Manager's supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason Partners fund complex, including the management of cash and short-term instruments, and the Manager's role in coordinating the activities of the Sub-Adviser and the Fund's other service providers. The Board's evaluation of the services to be provided by the Manager and the Sub-Adviser took into account the Board's knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager's administrative

28	Legg Mason Partners U.S. Large Cap Equity Fund

and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund. The Board also considered the Manager's response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund's Chief Compliance Officer regarding the Fund's compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board members then discussed with representatives of management the portfolio management strategy of the Fund's portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager's affiliates, the financial resources available to the Manager's parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight to be provided by the Manager. The Board also considered the Manager's and the Sub-Adviser's brokerage policies and practices, including the standards applied in seeking best execution, the Manager's policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers' ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Adviser.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the "Contractual Management Fee") payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser would not increase the fees and expenses to be incurred by the Fund. The Board also

Legg Mason Partners U.S. Large Cap Equity Fund	29

Board approval of management and subadvisory agreements (unaudited) continued

noted that the Manager will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund's chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Adviser.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund's proposed distribution arrangements, including how amounts to be received by the Fund's distributor would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee with those of a group of comparable retail front-end load funds, which showed that the Fund's Contractual Management Fee was competitive with the management fees paid by such other funds.

Economies of scale

The Board noted that the Manager instituted breakpoints in the Fund's Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund's assets grow. The Board noted that, as a new fund, the Fund's assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board noted, however, that the Contractual Management Fee increases the potential for sharing economies of scale with shareholders as the Fund's assets grow than if no breakpoints were in place. The Board also noted that as the Fund's assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative expense information and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager's relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the

30	Legg Mason Partners U.S. Large Cap Equity Fund

Manager's commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners U.S. Large Cap Equity Fund	31

Legg Mason Partners U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in 2008, based on 12/31/07 assets under management, according to Pensions & Investments, May 2008.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/08 SR08-600

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 6, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	August 6, 2008